Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

November 12, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Municipal Income Fund II -AB Arizona Portfolio -AB Minnesota Portfolio -AB New Jersey Portfolio -AB Ohio Portfolio -AB Pennsylvania Portfolio (the “Portfolios) File Nos. 33-60560 and 811-07618

Dear Sir or Madam:

Attached herewith for filing on behalf of the Portfolios, each a series of the Registrant, is the Portfolios’ Preliminary Proxy Statement under Section 14 of the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder.

Please direct any comments or questions to Paul M. Miller, Lancelot A. King or the undersigned at (202) 737-8833.

Sincerely, /s/ Lauren A. Clise Lauren A. Clise

Attachment

cc:	Paul M. Miller Lancelot A. King